                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       SUPPLEMENT DATED OCTOBER 1, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe VENTURE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued on or after May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

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You should read this Supplement together with: (1) the prospectus supplement dated October 1, 2007 and entitled "Principal Returns Rider" and (2) the prospectus for the Contract you purchase, and retain all documents for future reference. If you would like another copy of the prospectus and Principal Returns Rider supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

               Additional Availability of Principal Returns Rider

This Supplement describes the conditions under which Owners of certain previously issued Contracts may elect to purchase a Principal Returns Rider. You should read this Supplement together with the Principal Returns Rider prospectus supplement dated October 1, 2007 (the "Principal Returns Rider Supplement.")

OVERVIEW OF CONDITIONS

Principal Returns Rider not available at time of Contract purchase
We offer the Principal Returns Rider only where approved by local state insurance regulatory agencies. If the Principal Returns Rider was not available to you at the time you purchased your Contract, we will permit a 90 period of time for you to purchase a Principal Returns Rider after it first becomes available in your state. You can find out if the Principal Returns Rider is available in the state where we issued your Contract by contacting our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078. We may agree to extend the 90 period for election of a Principal Returns Rider, but provide no assurance that we will do so.

Principal Returns Rider not available with other Guaranteed Minimum Withdrawal Benefit Riders
Your Contract may have only one guaranteed minimum withdrawal benefit rider at any time. If you purchased a Contract on or after May 1, 2007, you may have elected to include an optional guaranteed minimum withdrawal benefit rider (other than our Principal Returns Rider) at the time of purchase. The other guaranteed minimum withdrawal benefit riders that we may have offered in various states include:

     - Our IPFL series (i.e., Income Plus for Life or Income Plus for Life -- Joint Life); and
     - Our PPFL series (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Step-up or Principal Plus for Life Plus Spousal Protection).

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If you exchange a rider from our IPFL series or PPFL series for a Principal
Returns Rider, we will terminate your existing rider. You will lose guaranteed lifetime income benefits and may lose certain "bonuses," "step-ups" and accrued death benefits under the existing rider.
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We provide no assurance that you will be able to purchase a Principal Returns
Rider after you purchase a Contract, or exchange a rider from our IPFL series or PPFL series for a Principal Returns Rider, in any state. You should purchase a Contract with a guaranteed minimum withdrawal benefit rider only if that Rider is appropriate for your needs and financial circumstances.


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

Restrictions on Investment Options
If you qualify and purchase the Principal Returns Rider for use with a previously issued Contract, you must invest 100% of your Contract Value at all times after you purchase the Rider in one or more of the Investment Options we make available for that Rider. The Investment Options available for a Principal Returns Rider differ from those available to a Contract with no guaranteed minimum withdrawal benefit rider or with a rider from our IPFL series or PPFL series. We provide additional information on the Investment Options currently available under the Principal Returns Rider beginning on page 3 of the Principal Returns Rider Supplement.

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You should consult with your financial professional to assist you in determining which available individual Investment Option or Model Allocation under the Principal Returns Rider is best suited for your financial needs and risk tolerance.
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Minimum Contract Value for Contracts invested in other Investment Options
If you otherwise qualify to purchase the Principal Returns Rider for use with a previously issued Contract, your Contract Value must equal or exceed the net amount of your Purchase Payments at the time you elect to purchase the Rider.
For these purposes, "net amount of your Purchase Payments" means the amount you paid for your Contract minus the total amount of withdrawals, including any applicable withdrawal charges.

We do not apply our minimum Contract Value requirement if you have limited 100% of your Contract Value at all times to the Investment Options we currently make available for the Principal Returns Rider (see the "Restrictions on Investment Options" section beginning on page 3 of the Principal Returns Rider Supplement). We reserve the right to impose our minimum Contract Value requirement, however, if your investments in any of the Investment Options under a Model Allocation vary from the permitted percentages. We provide additional information on the permitted percentages under a Model Allocation on page 4 of the Principal Returns Rider Supplement.

We may waive our minimum Contract Value requirements in other circumstances, based on the Investment Options you used before you chose to purchase a Principal Returns Rider. If we do, however, you will still need to restrict your Investment Options after you purchase a Principal Returns Rider to those available with that Rider.

Age Restrictions
The Principal Returns Rider is not available if you (or any Covered Person under an existing guaranteed minimum withdrawal benefit Rider to your Contract) were age 81 or older at the time you purchased your Contract.

Restrictions on Purchase Payments
If you qualify and purchase the Principal Returns Rider for use with a previously issued Contract, we restrict your ability to make additional Purchase Payments to the Contract. Please see the Principal Returns Rider Supplement for additional information on these restrictions.

Rider Fee
If you qualify and purchase the Principal Returns Rider for use with a previously issued Contract, we will impose an additional fee that you will pay periodically during the time you own a Contract with a Principal Returns Rider. The current fee for the Principal Returns Rider is .50% of an "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the charge to a maximum charge of .95% if the Benefit Base is "Stepped-up" to equal the Contract Value. Please see the Principal Returns Rider Supplement for additional information on these fees.


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


We charge the Principal Returns Rider fee on each Contract Anniversary. If your previously issued Contract has a different optional guaranteed minimum withdrawal benefit Rider and you purchase a Principal Returns Rider on a date other than a Contract Anniversary, we will:
     - terminate the existing guaranteed minimum withdrawal benefit rider and assess no further fee for that rider; and
     - charge you the Principal Returns Rider fee on the next succeeding Contract Anniversary and each Contract Anniversary after that while the Rider is in force.

Right of Refusal
You must submit all required paperwork in good order to our Annuities Service Center to elect a Principal Returns Rider. You must do this within the 90 day period we permit for this purpose or, if applicable in your state, any extension of these periods. We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit Rider at our sole discretion and to withdraw the additional availability of the Principal Returns Rider at any time.

Calculation of Guaranteed and Benefit Amounts under the Principal Returns Rider If you qualify and purchase the Principal Returns Rider for use with a previously issued Contract, we will adjust our calculation of the initial guaranteed amounts and the Accumulation Benefit under the Rider. We make these adjustments to reflect the period between the date we issued your Contract and the date you purchase the Principal Returns Rider. Please see "Calculation of Accumulation Benefit, Guaranteed Withdrawal Amount and Guaranteed Withdrawal Balance."

CALCULATION OF ACCUMULATION BENEFIT, GUARANTEED WITHDRAWAL AMOUNT AND GUARANTEED WITHDRAWAL BAIANCE

Accumulation Benefit
If you qualify and purchase the Principal Returns Rider for an existing Contract, we guarantee that, as long as you take no withdrawals during the first 10 Contract Years starting on the date you purchased your Contract, your Contract Value at the end of this period will equal the greater of (a) the amount of your First Year Purchase Payments up to $5 million or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date.

If you qualify, we will determine an Accumulation Benefit on your 10th Contract Anniversary and add it to your Contract Value. We will apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

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You will not be eligible for an Accumulation Benefit if you have taken a partial withdrawal from an existing Contract at any time during the first 10 Contract Years, either before or after you purchase a Principal Returns Rider. If you have not taken a withdrawal before purchasing a Principal Returns Rider, you should consider your liquidity needs during the remainder of the first 10 Contract Years. You will not be eligible for an Accumulation Benefit if you take any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.
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Guaranteed Withdrawal Balance
If you qualify and purchase the Principal Returns Rider for an existing
Contract, we first determine a "tentative" Guaranteed Withdrawal Balance. The tentative Guaranteed Withdrawal Balance is the total amount we would have guaranteed to be in effect under the Rider:
     - at the time you purchased your Contract, if you purchase a Principal Returns Rider on or before the first Contract Anniversary. In this case, the tentative Guaranteed Withdrawal Balance is equal to your initial Purchase Payment for the Contract, up to a maximum of $5 million.
     - on the immediately preceding Contract Anniversary Date, if you purchase a Principal Returns Rider after the first Contract Anniversary Date. In this case, the tentative Guaranteed Withdrawal Balance is equal to your Contract Value on the immediately preceding Contract Anniversary Date, up to a maximum of $5 million.


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

We will increase the tentative Guaranteed Withdrawal Balance to reflect subsequent Purchase Payments we accept during the current Contract Year up to, and including, the date you purchase the Principal Returns Rider. We will decrease the tentative Guaranteed Withdrawal Balance to reflect any partial withdrawals that you make during the current Contract Year up to, and including, the date you purchase the Principal Returns Rider. If a partial withdrawal would cause your total withdrawals during the current Contract Year to exceed 8% of your tentative Guaranteed Withdrawal Balance, we may "reset" (i.e., reduce) the tentative Guaranteed Withdrawal Balance to reflect your Contract Value at the time of the withdrawal.

Your initial Guaranteed Withdrawal Balance is the tentative Guaranteed Withdrawal Balance, as adjusted for applicable subsequent Purchase Payments, partial withdrawals and "resets." We do not permit the Guaranteed Withdrawal Balance to exceed $5 million at any time. Please see the Principal Returns Rider Supplement for additional information on the Guaranteed Withdrawal Balance.

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We decrease amounts guaranteed under a Principal Returns Rider if you take annual withdrawals that exceed 8% of your Purchase Payments, even though we permit you to take "free" annual withdrawal amounts of up to 10% of your Purchase Payments without imposing withdrawal charges.
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Guaranteed Withdrawal Amount
If you qualify and purchase the Principal Returns Rider for an existing Contract, we will determine an initial "Guaranteed Withdrawal Amount" equal to 8% of the initial "Guaranteed Withdrawal Balance," up to a maximum Guaranteed Withdrawal Amount of $400,000.

The initial Guaranteed Withdrawal Amount under the Principal Returns Rider will be different from the "Guaranteed Withdrawal Amount" under an existing Contract that has a rider from our IPFL series or PPFL series of guaranteed minimum withdrawal benefit riders.

Please see the Principal Returns Rider Supplement for additional information on the Guaranteed Withdrawal Amount.

INVESTMENT OPTIONS UNDER THE PRINCIPAL RETURNS RIDER

If you qualify and purchase the Principal Returns Rider, we restrict the Investment Options to which you may allocate your Contract Value. Please see the Principal Returns Rider Supplement for additional information on currently available individual Investment Options and currently available Model Allocations under a Principal Returns Rider.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

We also reserve the right to:
     - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;
     - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;
     -   limit your ability to transfer between existing Investment Options;
         and/or
     - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.

130379           333-70728
                 333-70850
                 333-71074
                 033-79112
                 333-83558
                 333-61283


                                     4 of 4

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       SUPPLEMENT DATED OCTOBER 1, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe VENTURE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

--------------------------------------------------------------------------------
You should read this Supplement together with: (1) a prospectus supplement dated October 1, 2007 entitled "Principal Returns Rider," (2) a prospectus supplement dated October 1, 2007 entitled "Additional Availability of Principal Returns Rider" and (3) the prospectus for the Contract you purchase, and retain all documents for future reference. If you would like another copy of the prospectus and Principal Returns Rider supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

             Revisions to the "Additional Availability of Principal
                      Returns Rider" Prospectus Supplement

This Supplement revises certain conditions under which Owners of certain previously issued Contracts may elect to purchase a Principal Returns Rider. You should read this Supplement together with the prospectus supplements dated October 1, 2007 (the "Principal Returns Rider Supplement" and the "Additional Availability of Principal Returns").

Additional Availability of Principal Returns Rider limited to Contracts purchased on or after October 1, 2007
We offer the Principal Returns Rider only where approved by local state insurance regulatory agencies. If you purchase your Contract on or after October 1, 2007 and the Principal Returns Rider was not available to you at the time you purchased your Contract, we will permit a 90 day period of time for you to purchase a Principal Returns Rider after it first becomes available in your state. You can find out if the Principal Returns Rider is available in the state where we issued your Contract by contacting our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078. We may agree to extend the 90 day period for election of a Principal Returns Rider, but provide no assurance that we will do so.

Restrictions on Additional Availability of Principal Returns Rider for Venture Variable Annuity Contracts issued in New York
You may not purchase the Principal Returns Rider if you elected the Payment Enhancement Rider at the time you purchased your Contract.

Accumulation Benefit
If you qualify, we will determine an Accumulation Benefit on the 10th Contract Anniversary following your purchase of the Rider and add it to your Contract Value. To qualify, you must take no withdrawals from your Contract:
     - starting on the date you purchased your Contract if you purchase the Principal Returns Rider prior to the first Contract Anniversary; or
     - starting on the date you purchase the Principal Returns Rider if you purchase the Principal Returns Rider on or after the first Contract Anniversary;
and ending on the 10th Contract Anniversary following your purchase of the Rider. The Accumulation Benefit at the end of this period will equal the greater of (a) the amount of your First Year Purchase Payments up to $5 million or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. If you purchase the Rider on or after the first Contract Anniversary, the Contract Value on the date


                                     1 of 2
you purchase the Rider will be treated as the initial Purchase Payment for purposes of the Accumulation Benefit.

We will apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

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You will not be eligible for an Accumulation Benefit if you take a partial withdrawal from an existing Contract at any time during a qualifying period. This includes withdrawals you take before you purchase a Principal Returns Rider, if you purchase the Rider before the first Contract Anniversary. If you have not taken a withdrawal before purchasing a Principal Returns Rider, you should consider your liquidity needs during the remainder of the 10 Contract Year qualifying period. You will not be eligible for an Accumulation Benefit if you take any required minimum distribution from a Qualified Contract, or any withdrawal of death benefit proceeds, during the 10 Contract Year qualifying period.
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Guaranteed Withdrawal Balance
PURCHASES BEFORE THE FIRST CONTRACT ANNIVERSARY. If you qualify and purchase the Principal Returns Rider for an existing Contract before the first Contract Anniversary, we first determine a "tentative" Guaranteed Withdrawal Balance. The tentative Guaranteed Withdrawal Balance is the total amount we would have guaranteed to be in effect under the Rider at the time you purchased your Contract, if you purchase a Principal Returns Rider on or before the first Contract Anniversary. In this case, the tentative Guaranteed Withdrawal Balance is equal to your initial Purchase Payment for the Contract, up to a maximum of $5 million.

We will increase the tentative Guaranteed Withdrawal Balance to reflect subsequent Purchase Payments we accept during the current Contract Year up to, and including, the date you purchase the Principal Returns Rider. We will decrease the tentative Guaranteed Withdrawal Balance to reflect any partial withdrawals that you make during the current Contract Year up to, and including, the date you purchase the Principal Returns Rider. If a partial withdrawal would cause your total withdrawals during the current Contract Year to exceed 8% of your tentative Guaranteed Withdrawal Balance, we may "reset" (i.e., reduce) the tentative Guaranteed Withdrawal Balance to reflect your Contract Value at the time of the withdrawal.

Your initial Guaranteed Withdrawal Balance is the tentative Guaranteed Withdrawal Balance, as adjusted for applicable subsequent Purchase Payments, partial withdrawals and "resets." We do not permit the Guaranteed Withdrawal Balance to exceed $5 million at any time. Please see the Principal Returns Rider Supplement for additional information on the Guaranteed Withdrawal Balance.

PURCHASES ON AND AFTER THE FIRST CONTRACT ANNIVERSARY If you purchase a Principal Returns Rider on or after the first Contract Anniversary Date, the initial Guaranteed Withdrawal Balance is equal to your Contract Value on date of the purchase, up to a maximum of $5 million.


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We decrease amounts guaranteed under a Principal Returns Rider if you take annual withdrawals that exceed 8% of your Purchase Payments, even though we permit you to take "free" annual withdrawal amounts of up to 10% of your Purchase Payments without imposing withdrawal charges.
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130380           333-70728
                 333-70850
                 333-71074
                 033-79112
                 333-83558
                 333-61283



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